Summary of fair value of financial instruments (Details) - AUD ($)		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		$ 3,174,700	$ 4,083,735	$ 650,731	$ 161,191
Term deposits with financial institutions		69,942	72,659
Trade and other payables		(2,507,573)	(1,454,241)
Lease liabilities		(417,743)	(450,416)
Financial assets liabilities [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		3,174,700	4,083,735
Trade and other receivables	[1]	1,288,513	1,203,249
Term deposits with financial institutions	[2]	69,942	69,942
Trade and other payables	[1]	(2,507,573)	(1,454,241)
Lease liabilities		(417,743)	(450,416)
Borrowings	[3]	(301,600)	(308,100)
Total		$ 1,306,239	$ 3,144,169

[1]	The fair values are a close approximation of the carrying amounts for trade and other receivables and payables on account of the short term maturity cycle.
[2]	The fair values are a close approximation of the carrying amounts for term deposits as these deposits are interest bearing and are rolled over at short maturity.
[3]	Borrowings relate to ASX convertible notes (refer to Note 17).